Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND, INC.
Prospectus Date	rr_ProspectusDate	Apr. 30, 2024
Thrivent Emerging Markets Equity Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Emerging Markets Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Emerging Markets Equity Portfolio (the "Portfolio") seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio.If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 141% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes), at the time of initial purchase, in emerging market equities, including common stock, preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stocks. A security is considered to be an “emerging market” security if issued by a company that Portfolio management has determined meets one or more of the following criteria:•is organized under the laws of, or has its principal office in, an emerging market country;•has its principal securities trading market in an emerging market country; and/or•derives a majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country.An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. These emerging market countries include every nation in the world except the U.S., Canada, Israel, Japan, Australia, New Zealand, Hong Kong, Singapore and all nations typically considered part of Western Europe. At times, the Portfolio may have a significant amount of its assets invested in a country or geographic region.The Portfolio may also invest in equity securities of issuers that are not tied economically to emerging market countries. The Portfolio may invest in securities denominated in U.S. dollars and currencies of emerging market countries in which it may invest. The Portfolio typically has full currency exposure to those markets in which it invests.The Portfolio may invest in securities of any market capitalization, including small and mid-cap securities.The Portfolio may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Portfolio currently anticipates that it will have significant exposure to the information technology sector.In buying and selling securities for the Portfolio, the Adviser uses an active strategy. This strategy consists of a disciplined approach that involves computer-aided, quantitative analysis of fundamental, technical and risk-related factors. The Adviser’s factor model (a method of analyzing and combining multiple data sources) systematically reviews potential investments, using data such as historical earnings growth and expected future growth, valuation, price momentum, and other quantitative factors to forecast return potential and determine the Portfolio’s holdings.Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its net assets invested in emerging market equities from 80% to a lesser amount, it will notify you at least 60 days prior to the change.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index description appears in the "Index Descriptions" section of the prospectus. Call 800-847-4836 or visit thrivent.com for performance results current to the most recent month-end.The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. Performance information provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance over time.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-847-4836
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:Q4 2020+26.18%Worst Quarter:Q1 2020(26.41)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(Periods Ending December 31, 2023)
Thrivent Emerging Markets Equity Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Thrivent Emerging Markets Equity Portfolio | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Thrivent Emerging Markets Equity Portfolio | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Thrivent Emerging Markets Equity Portfolio | China Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	China Risk. There are special risks associated with investments in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating to liquidity constraints, expropriation, nationalization, confiscatory taxation and exchange control regulations or currency blockage. Rapid fluctuations in currency exchange rates, inflation and/or interest rates may negatively affect the economy and securities markets of China. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal remedies with respect to such investments. A reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and negatively impact the Portfolio’s performance.
Thrivent Emerging Markets Equity Portfolio | Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Portfolio’s return.
Thrivent Emerging Markets Equity Portfolio | Equity Security Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
Thrivent Emerging Markets Equity Portfolio | Foreign Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Thrivent Emerging Markets Equity Portfolio | Investment Adviser Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Thrivent Emerging Markets Equity Portfolio | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Thrivent Emerging Markets Equity Portfolio | Large Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Thrivent Emerging Markets Equity Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Thrivent Emerging Markets Equity Portfolio | Mid Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Thrivent Emerging Markets Equity Portfolio | Portfolio Turnover Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Rate Risk. The Portfolio may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.
Thrivent Emerging Markets Equity Portfolio | Preferred Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore are subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Thrivent Emerging Markets Equity Portfolio | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. From time to time, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors than others, its performance may be more susceptible to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Thrivent Emerging Markets Equity Portfolio | Small Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Thrivent Emerging Markets Equity Portfolio | Technology Oriented Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Thrivent Emerging Markets Equity Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	rr_MaximumDeferredSalesChargeOverOther
Management Fees	rr_ManagementFeesOverAssets	0.92%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.50%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.35%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	440
5 Years	rr_ExpenseExampleYear05	785
10 Years	rr_ExpenseExampleYear10	$ 1,761
2014	rr_AnnualReturn2014	(2.29%)
2015	rr_AnnualReturn2015	(13.59%)
2016	rr_AnnualReturn2016	11.58%
2017	rr_AnnualReturn2017	27.64%
2018	rr_AnnualReturn2018	(14.88%)
2019	rr_AnnualReturn2019	20.15%
2020	rr_AnnualReturn2020	27.19%
2021	rr_AnnualReturn2021	(4.73%)
2022	rr_AnnualReturn2022	(25.91%)
2023	rr_AnnualReturn2023	9.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.41%)
1 Year	rr_AverageAnnualReturnYear01	9.13%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	1.88%
Thrivent Emerging Markets Equity Portfolio | MSCI Emerging Markets Index - USD Net Returns(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	2.66%

[1]	The Adviser has contractually agreed, through at least April 30, 2025, to waive a portion of the management fees associated with the shares of the Thrivent Emerging Markets Equity Portfolio in order to limit the Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 1.15% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.